UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)

650 Fifth Avenue New York, New York	10019

(Address of principal executive offices)	(Zip code)
Williams Capital Management  650 Fifth Avenue  New York, New York 10019

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 373-4240
Date of fiscal year end: October 31, 2007
Date of reporting period: January 31, 2007
ITEM 1. SCHEDULE OF INVESTMENTS.

Williams Capital Liquid Assets Fund
Portfolio of Investments
January 31, 2007
(Unaudited)

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
ASSET BACKED COMMERCIAL PAPER (39.2%):
7,000,000	Atomium Funding, 5.34%, 2/05/07++,+++	P-1/A-1	$6,995,885
3,000,000	Atomium Funding, 5.33%, 2/06/07++,+++	P-1/A-1	2,997,800
5,000,000	Atomium Funding, 5.31%, 3/01/07++,+++	P-1/A-1	4,979,505
2,203,000	Atomium Funding, 5.32%, 4/16/07++,+++	P-1/A-1	2,179,181
5,000,000	Barton Capital, 5.28%, 2/02/07++,+++	P-1/A-1+	4,999,271
7,000,000	Buckingham, 5.31%, 2/26/07++,+++	P-1/A-1+	6,974,333
5,000,000	Buckingham, 5.31%, 2/23/07++,+++	P-1/A-1+	4,983,867
5,000,000	Cedar Springs, 5.29%, 2/16/07++,+++	P-1/A-1	4,989,021
3,000,000	Cedar Springs, 5.39%, 3/12/07++,+++	P-1/A-1	2,982,937
6,153,000	Cedar Springs, 5.35%, 3/23/07++,+++	P-1/A-1	6,108,391
4,000,000	Cedar Springs, 5.34%, 3/07/07++,+++	P-1/A-1	3,980,129
4,386,000	Cedar Springs, 5.36%, 4/02/07++,+++	P-1/A-1	4,347,769
10,000,000	Citius Funding, 5.30%, 2/26/07++,+++	P-1/A-1+	9,963,368
15,000,000	Citius Funding, 5.34%, 2/28/07++,+++	P-1/A-1+	14,940,656
6,000,000	Cobbler Funding, 5.38%, 3/12/07++,+++	P-1/A-1	5,965,745
5,000,000	Cobbler Funding, 5.34%, 3/28/07++,+++	P-1/A-1	4,959,743
2,081,000	Cobbler Funding, 5.32%, 4/10/07++,+++	P-1/A-1	2,060,363
10,000,000	Cobbler Funding, 5.32%, 4/19/07++,+++	P-1/A-1	9,887,708
10,077,000	Davenport, 5.29%, 2/12/07++,+++	P-1/A-1+	10,060,773
12,565,000	Davenport, 5.30%, 2/15/07++,+++	P-1/A-1+	12,539,249
20,134,000	Fox Trot Ltd., 5.29%, 2/09/07++,+++	P-1/A-1+	20,110,421
14,800,000	Galleon Capital Corp., 5.28%, 2/01/07++,+++	P-1/A-1	14,800,000
5,696,000	Gotham Funding, 5.41%, 2/26/07++,+++	P-1/A-1	5,675,154
5,000,000	Keel Capital, Inc., 5.30%, 2/14/07++,+++	P-1/A-1+	4,990,467
12,000,000	Keel Capital, Inc., 5.28%, 2/02/07++,+++	P-1/A-1+	11,998,237
10,000,000	Klio Funding Corp., 5.30%, 2/16/07++,+++	P-1/A-1+	9,978,000
4,771,000	McKinley Funding Ltd., 5.34%, 2/23/07++,+++	P-1/A-1+	4,755,635
12,079,000	McKinley Funding Ltd., 5.33%, 3/14/07++,+++	P-1/A-1+	12,006,365
7,000,000	Nieuw Amsterdam, 5.32%, 2/26/07++,+++	P-1/A-1	6,974,479
14,864,000	North Sea Funding, 5.42%, 2/16/07++,+++	P-1/A-1+	14,831,303
5,055,000	North Sea Funding, 5.29%, 2/08/07++,+++	P-1/A-1+	5,049,820
3,500,000	North Sea Funding, 5.35%, 3/26/07++,+++	P-1/A-1+	3,473,051
875,000	North Sea Funding, 5.37%, 4/05/07++,+++	P-1/A-1+	866,976
1,399,000	North Sea Funding, 5.35%, 3/26/07++,+++	P-1/A-1+	1,388,228
5,000,000	Sydney Capital, Inc., 5.33%, 2/12/07++,+++	P-1/A-1+	4,991,964
4,130,000	Sydney Capital, Inc., 5.40%, 3/08/07++,+++	P-1/A-1+	4,108,960
3,700,000	Sydney Capital, Inc., 5.31%, 4/26/07++,+++	P-1/A-1+	3,654,761
5,000,000	Sydney Capital, Inc., 5.31%, 4/03/07++,+++	P-1/A-1+	4,955,606
22,377,000	Tempo Finance, 5.29%, 2/16/07++,+++	P-1/A-1+	22,327,864
5,000,000	Thames Asset Global Securitization, 5.34%, 3/23/07++,+++	P-1/A-1	4,963,403
4,601,000	White Pine, 5.30%, 2/15/07++,+++	P-1/A-1+	4,591,553
10,705,000	White Pine, 5.27%, 2/05/07++,+++	P-1/A-1+	10,698,732
10,000,000	White Pine, 5.30%, 3/12/07++,+++	P-1/A-1+	9,942,908
7,000,000	Windmill Funding, 5.31%, 2/16/07++,+++	P-1/A-1+	6,984,717
5,000,000	Windmill Funding, 5.31%, 3/15/07++,+++	P-1/A-1+	4,969,433

Total ASSET BACKED COMMERCIAL PAPER (Cost $325,983,731)			325,983,731

ASSET BACKED SECURITY (0.4%):
3,692,505	Ford Credit Auto Owner Trust, Series 2006-C, Class A1, 5.357%, 12/15/07++	P-1/A-1+	3,692,505

Total ASSET BACKED SECURITY (Cost $3,692,505)			3,692,505

CORPORATE BONDS & NOTES (26.4%):
	Banking & Financial Services (4.7%):
5,000,000	Alliance & Leicester PLC, 5.33%, 2/08/08+,++	Aa3/A+	5,000,000
3,400,000	Bayerische Landesbank, 6.625%, 6/25/07	Aaa/AAA	3,411,602
2,500,000	JPMorgan Chase & Co., 7.125%, 2/01/07	A1/A	2,500,000
1,998,000	JPMorgan Chase & Co., 7.25%, 6/01/07	A1/A	2,007,415
4,000,000	Landesbank Baden-Wuerttemberg, 4.15%, 3/30/07	Aaa/AAA	3,992,253
5,000,000	Svenska Handelsbanken, 5.29%, 11/21/07+,++	Aa1/AA-	5,000,000
5,000,000	UBS AG, 5.40%, 11/28/07	Aa2/AA+	5,000,000
2,500,000	Wells Fargo & Co., 5.312%, 7/03/07+	Aa1/AA+	2,500,000
4,000,000	Wells Fargo & Co., 5.386%, 7/02/07+	Aa1/AA+	4,001,719
500,000	Wells Fargo & Co., 5.423%, 9/28/07+	Aa1/AA+	500,263
5,000,000	Westpac Banking Corp., 5.30%, 12/06/07+,++	Aa3/AA-	5,000,000

			38,913,252

	Diversified Financial Services (9.7%):
5,000,000	American Express Credit Corp., 5.42%, 12/05/07+	Aa3/A+	5,005,589
3,500,000	American Express Credit Corp., 5.42%, 5/04/07+	Aa3/A+	3,500,660
2,000,000	American Express Credit Corp., 5.42%, 6/05/07+	Aa3/A+	2,001,000
5,400,000	General Electric Capital Corp., 5.445%, 5/17/07+	Aaa/AAA	5,402,587
1,000,000	General Electric Capital Corp., 5.445%, 6/08/07+	Aaa/AAA	1,000,620
3,600,000	General Electric Capital Corp., 5.445%, 7/09/07+	Aaa/AAA	3,600,000
2,750,000	Lehman Brothers Holdings, Inc., 5.385%, 7/19/07+	A1/A+	2,751,182
5,000,000	Lehman Brothers Holdings, Inc., 5.38%, 12/21/07+	A1/A+	5,000,000
1,500,000	Merrill Lynch & Co., Inc., 5.57%, 2/09/07+	Aa3/AA-	1,500,000
5,450,000	Merrill Lynch & Co., Inc., 5.46%, 4/26/07+,*	Aa3/AA-	5,451,319
5,000,000	Merrill Lynch & Co., Inc., 5.36%, 5/29/07+	Aa3/AA-	4,999,799
5,000,000	Merrill Lynch & Co., Inc., 5.285%, 5/14/07+	Aa3/AA-	5,000,000
7,000,000	Merrill Lynch & Co., Inc., 5.57%, 6/11/07+	Aa3/AA-	7,002,008
5,850,000	Merrill Lynch & Co., Inc., 5.485%, 10/19/07+	Aa3/AA-	5,856,541
1,800,000	Morgan Stanley, 5.342%, 6/01/07+	Aa3/A+	1,800,303
4,000,000	Morgan Stanley, 5.485%, 7/27/07+	Aa3/A+	4,002,400
8,000,000	Morgan Stanley, 5.342%, 8/31/07+	Aa3/A+	8,000,000
2,000,000	Morgan Stanley, 5.342%, 1/03/08+	Aa3/A+	2,001,166

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
4,000,000	Morgan Stanley, 5.41%, 2/15/08+	Aa3/A+	4,000,000
3,000,000	Morgan Stanley, 5.41%, 1/25/08+	Aa3/A+	3,000,000

			80,875,174

	Electrical Services (0.6%):
5,000,000	FirstEnergy Corp., 7.13%, 7/01/2007	Aaa/AAA	5,033,634

	Finance — Other Services (4.8%):
10,000,000	CIT Group, Inc., 5.574%, 2/15/07+	A2/A	10,000,819
3,500,000	CIT Group, Inc., 7.375%, 4/02/07	A2/A	3,511,624
8,000,000	CIT Group, Inc., 5.595%, 5/18/07+	A2/A	8,004,999
7,980,000	CIT Group, Inc., 5.595%, 9/20/07+	A2/A	7,992,292
5,000,000	Nationwide Building Society, 5.37%, 7/06/07+,++	Aa3/A+	5,000,000
5,500,000	Nationwide Building Society, 5.443%, 10/26/07+,++	Aa3/A+	5,501,934

			40,011,668

	Insurance (3.4%):
3,000,000	AIG SunAmerica Global Financing XII, 5.30%, 5/30/07++	Aa2/AA+	2,996,767
5,000,000	Allstate Life Global Funding Trusts, 5.43%, 5/25/07+	Aa2/AA	5,001,297
5,000,000	ASIF Global Financing XXXI, 5.37%, 2/23/07+,++	Aa2/AA+	5,000,024
10,000,000	ASIF Global Financing XXX, 5.34%, 9/21/07+,++	Aa2/AA+	10,001,785
5,000,000	Metropolitan Life Global Funding I, 5.31%, 2/22/08+,++	Aa2/AA	5,000,000

			27,999,873

	Restaurants (0.2%):
1,490,000	McDonald’s Corp., 5.375%, 4/30/07	A2/A	1,490,245

	Structured Investment Vehicles (3.0%):
5,000,000	Cullinan Finance Corp., 5.28%, 7/25/07+,++	Aaa/AAA	4,999,770
10,000,000	Cullinan Finance Corp., 5.313%, 12/11/07+,++	Aaa/AAA	9,999,160
10,000,000	Sigma Finance, Inc., 5.318%, 11/21/07+,++	Aaa/AAA	9,999,799

			24,998,729

Total CORPORATE BONDS & NOTES (Cost $219,322,575)			219,322,575

MASTER NOTES & PROMISSORY NOTES (9.5%):
29,000,000	Banc of America Securities LLC, 5.38%, 8/05/16+	P-1/A-1	29,000,000
25,000,000	Bear, Stearns & Co., Inc., 5.41%, 12/31/50+	P-1/A-1	25,000,000
15,000,000	Goldman Sachs Group, Inc. (The), 5.45%, 3/30/07+,*	P-1/A-1+	15,000,000
10,000,000	Goldman Sachs Group, Inc. (The), 5.39%, 9/05/07+,++,*	P-1/A-1+	10,000,000

Total MASTER NOTES & PROMISSORY NOTES (Cost $79,000,000)			79,000,000

MUNICIPAL SECURITIES (5.7%):
	Taxable Municipal Bonds and Notes (3.2%):
5,930,000	Connecticut Housing Finance Authority, (AMBAC Insured), 5.30%, 11/15/16+	VMIG1/A-1+	5,930,000
5,000,000	North Texas Higher Education Authority, Series D, (AMBAC Insured), SPA, 5.32%, 12/01/46+	VMIG1/A-1+	5,000,000
205,000	Philadelphia Authority for Industrial Development, Special Facilities Revenue, Series B, (AMBAC Insured), SPA, 5.32%, 7/01/10+	VMIG1/A-1+	205,000
1,150,000	San Bernardino County Financing Authority, (MBIA Insured), 6.81%, 8/01/07	Aaa/AAA	1,156,185
1,300,000	State of Texas, GO, SPA, 5.29%, 6/01/21+	VMIG1/A-1+	1,300,000
2,275,000	State of Texas, 5.30%, 12/01/26+	VMIG1/A-1+	2,275,000
2,000,000	State of Texas, Series A-2, GO, 5.29%, 12/01/29+	VMIG1/A-1+	2,000,000
3,700,000	State of Texas, Series A-2, GO, SPA, 5.30%, 12/01/33+	VMIG1/A-1+	3,700,000
2,810,000	State of Texas, Series B, GO, SPA, 5.29%, 12/01/09+	VMIG1/A-1+	2,810,000
2,400,000	State of Texas, Series B, GO, SPA, 5.29%, 12/01/26+	VMIG1/A-1+	2,400,000

			26,776,185

	Taxable Municipal Commercial Paper (2.5%):
7,485,000	De Kalb County Development Authority, 5.39%, 2/05/07+	VMIG1/A-1+	7,485,000
3,000,000	Catholic Health Initiatives, 5.37%, 6/05/07+	P-1/A-1+	3,000,000
10,112,000	City of Austin, Texas, 5.32%, 3/05/07+++	P-1/A-1+	10,064,631

			20,549,631

Total MUNICIPAL SECURITIES (Cost $47,325,816)			47,325,816

OTHER COMMERCIAL PAPER (6.3%):
	Diversified Financial Services (1.6%):
8,000,000	Morgan Stanley Dean Witter, 5.36%, 4/03/07+	P-1/A-1	8,000,000
5,000,000	Morgan Stanley Dean Witter, 5.37%, 6/26/07+	P-1/A-1	5,000,000

			13,000,000

	Non-U.S. Banking (4.7%):
25,000,000	San Paolo Bank, 5.28%, 2/01/07++,+++	P-1/A-1+	25,000,000
7,000,000	Westpac Banking, 5.36%, 2/20/07++,+++	P-1/A-1+	6,980,678
7,000,000	Westpac Banking, 5.30%, 4/09/07++,+++	P-1/A-1+	6,931,865

			38,912,543

Total OTHER COMMERCIAL PAPER (Cost $51,912,543)			51,912,543

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.3%):
	Federal Home Loan Bank (0.8%):
4,000,000	5.375%, 2/12/08	Aaa/AAA	4,000,000
3,000,000	5.555%, 8/15/07	Aaa/AAA	3,000,000

			7,000,000

	Federal Home Loan Mortgage Corp. (0.5%):
2,000,000	4.80%, 2/12/07	Aaa/AAA	2,000,000
2,000,000	4.90%, 3/05/07	Aaa/AAA	2,000,000

			4,000,000

Total U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,000,000)			11,000,000

YANKEE CERTIFICATES OF DEPOSIT (6.0%):
4,060,000	Barclays Bank PLC, 5.20%, 4/03/07	P-1/A-1+	4,057,617
10,000,000	Barclays Bank PLC, 5.345%, 3/21/07	P-1/A-1+	10,000,000
5,000,000	Canadian Imperial Bank of Commerce, 5.41%, 6/15/07+	P-1/A-1	5,001,348
10,000,000	Canadian Imperial Bank of Commerce, 5.28%, 2/28/07	P-1/A-1	10,000,000
5,800,000	Deutsche Bank, 5.34%, 3/15/07+	P-1/A-1+	5,798,567
5,000,000	Deutsche Bank, 5.40%, 12/12/07	P-1/A-1+	5,000,000

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
5,000,000	Deutsche Bank, 5.43%, 1/28/08	P-1/A-1+	5,000,000
5,000,000	Deutsche Bank, 5.09%, 2/27/07	P-1/A-1+	4,998,516

Total YANKEE CERTIFICATES OF DEPOSIT (Cost $49,856,048)			49,856,048

REPURCHASE AGREEMENT (2.7%):
22,051,000	Bank of America Tri-Party Repurchase Agreement, 5.25%, dated 1/31/07, due 2/01/07 in the amount of $22,054,216, collateralized by U.S. Government Agency Securities (Fannie Mae 4.625% 12/15/09, Federal Home Loan Bank 4.875% 3/05/08) with a value including accrued interest of $22,497,058		22,051,000

Total REPURCHASE AGREEMENT (Cost $22,051,000)			22,051,000

OTHER SHORT-TERM INVESTMENTS (2.6%):
784	Bank of New York Cash Sweep		784
13,971,000	Morgan Stanley Institutional Prime Liquidity Fund		13,971,000
7,630,000	Reserve Primary Fund		7,630,000

Total OTHER SHORT-TERM INVESTMENTS (Cost $21,601,784)			21,601,784

TOTAL INVESTMENTS (Cost $831,746,002) (a)		100.1%	831,746,002
Liabilities in excess of other assets		(0.1)%	(522,101)

NET ASSETS		100.0%	$831,223,901

Percentages indicated are based on net assets of $831,223,901.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

+	Variable rate security. The rate presented is the rate in effect at January 31, 2007.

++	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.

+++	The rate presented is the effective yield at purchase.

*	Illiquid security.
See Notes to Portfolio of Investments.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2007
     Securities of the Williams Capital Liquid Assets Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Williams Capital Management Trust

By (Signature and Title	/s/ Dail St. Claire

Dail St. Claire, President
Date March 23, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer
Date March 23, 2007

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President
Date March 23, 2007

*	Print the name and title of each signing officer under his or her signature.